FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
NAV redemption, notice period	12 months
Total investments at fair value	$ 992,149,624	$ 901,232,118
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	149,513,173	144,876,446
Level 1, Level 2, and Level 3 | Pentair common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	50,460,578	54,118,380
Level 1, Level 2, and Level 3 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	318,195	187,320
Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	98,734,400	90,570,746
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	149,513,173	144,876,446
Level 1 | Pentair common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	50,460,578	54,118,380
Level 1 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	318,195	187,320
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	98,734,400	90,570,746
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Pentair common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Pentair common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Investments valued at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 842,636,451	$ 756,355,672